NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
NET LOSS PER SHARE [Abstract]
Schedule of basic and diluted net loss per share
	For the year ended December 31,
	2013	2014	2015
Net loss attributable to eLong, Inc.	(167,730,074)	(268,943,201)	(1,015,229,541)
Denominator for basic net loss per share:
Weighted average number of shares outstanding	69,454,746	70,917,592	73,300,491
Denominator for diluted net loss per share:	69,454,746	70,917,592	73,300,491
Basic net loss per share	(2.41)	(3.79)	(13.85)
Diluted net loss per share	(2.41)	(3.79)	(13.85)